PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Oct. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

At October 31, 2020 and 2019, prepaid expenses and other current assets consisted of the following:

	October 31, 2020	October 31, 2019
Prepaid professional fees (1)	$457,123	$391,544
Security deposit	14,091	16,691
Deferred tax assets	12,952	—
Other	10,310	56,621
	$494,476	$464,856

(1)	Prepaid professional fees mainly relate to cash paid in advance for consulting and advisory service. These amounts are recognized as expense over the related service periods.